Note 1 - Summary of Significant Accounting Policies (Details) - Schedule of Inventory - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Inventory [Abstract]
Finished goods		$ 88,362	$ 56,818
Raw materials		237,556	18,603
Work-In-Process		41,449	46,754
Total	$ 236,890	$ 367,367	$ 122,175